Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income:
Loans, including fees	$ 375,173	$ 322,508	$ 297,820
Investment securities:
Taxable	81,484	82,347	79,533
Tax-exempt	8,141	9,656	10,356
Other interest income	1,024	625	205
Total interest income	465,822	415,136	387,914
Interest expense:
Savings deposits	12,764	6,208	4,562
Time deposits	13,096	9,736	9,963
Securities sold under repurchase agreements	2,415	6,617	20,876
Other borrowings	17,404	10,978	3,128
Junior subordinated deferrable interest debentures	6,989	5,392	4,600
Total interest expense	52,668	38,931	43,129
Net interest income	413,154	376,205	344,785
Provision for probable loan losses	6,112	11,221	19,859
Net interest income after provision for probable loan losses	407,042	364,984	324,926
Non-interest income:
Investment securities transactions, net	(141)	(4,774)	(2,626)
Other investments, net	19,897	18,918	23,827
Other income	18,367	11,085	13,647
Total non-interest income	165,042	150,406	161,702
Non-interest expense:
Employee compensation and benefits	138,532	132,750	128,661
Occupancy	29,097	28,439	26,583
Depreciation of bank premises and equipment	25,873	25,281	24,738
Professional fees	12,601	13,650	13,672
Deposit insurance assessments	3,742	3,294	5,777
Net expense, other real estate owned	4,413	965	5,688
Amortization of identified intangible assets		25	128
Advertising	7,695	7,854	7,814
Early termination fee - securities sold under repurchase agreements		5,765	7,042
Software and software maintenance	17,516	19,189	15,087
Impairment charges (Total other-than-temporary impairment charges, $0 net of $0, $0 net of $0, and $793 net of $1,147 included in other comprehensive loss)			354
Other	60,032	56,536	54,081
Total non-interest expense	299,501	293,748	289,625
Income before income taxes	272,583	221,642	197,003
Provision for income taxes	56,652	64,206	63,071
Net income	$ 215,931	$ 157,436	$ 133,932
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	66,106,580	66,046,155	65,967,989
Net income (in dollars per share)	$ 3.27	$ 2.38	$ 2.03
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	66,633,820	66,778,436	66,313,490
Net income (in dollars per share)	$ 3.24	$ 2.36	$ 2.02
Services charges on deposit accounts
Non-interest income:
Service charges	$ 72,433	$ 72,868	$ 73,581
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges	46,685	44,964	46,267
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges	$ 7,801	$ 7,345	$ 7,006